UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Statement of Comprehensive Income [Abstract]
Net income	$ 23,264	$ 104,429
Fair value adjustments to hedging financial instruments	(3,147)	13,677
Earnings reclassification of previously deferred fair value adjustments to hedging financial instruments	4,607	0
Fair value adjustments to investment securities classified as available-for-sale	0	330
Other comprehensive loss	(48)	(120)
Other comprehensive income, net of tax	1,412	13,887
Comprehensive income	$ 24,676	$ 118,316